Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions and Balances
11.	Related Party Transactions and Balances
(a)	Loan from a non-controlling shareholder

	December 31,
	2018	2017
Loan - non - current	$6,705	$7,070
	$6,705	$7,070

The Company has two loans due to Dalian Jin Gang Group, the non-controlling shareholder of Sinovac Dalian, with a total amount of $6,705, of which $4,378 (RMB 30 million) was borrowed on August 23, 2017 and is repayable on August 22, 2020. $2,327 (RMB 16 million) was borrowed in 2012 and amended from current to long term loan, which is repayable on November 9, 2020. These two loans are unsecured, bearing interest at 6.0% and 7.2% per year, respectively. Interest expense was $453 in 2018 (2017 - $262, 2016 - $176). Interest is payable monthly. As of December 31, 2018, $15 interest is owed on the loan from the non-controlling shareholder (December 31, 2017 - $nil). Interests of $438, $262 and $176 were paid to the non-controlling shareholder for the years ended December 31, 2018, 2017 and 2016, respectively.

(b)	The Company entered into the following transactions in the normal course of operations at the exchange amount with related parties:

	For the year ended December 31,
	2018	2017	2016
Rent expenses to SinoBioway Biotech Group Co. Ltd. (“SinoBioway”).	$810	$793	$807

In 2004, the Company entered into two operating lease agreements with SinoBioway, the non-controlling shareholder of Sinovac Beijing, with respect to Sinovac Beijing’s production plant and laboratory in Beijing, China with annual lease payments totaling $197 (RMB 1.4 million). The leases commenced on August 12, 2004 and have a term of 20 years. One of the lease agreements was amended on August 12, 2010 with the rent increasing from $75 (RMB 0.5 million) to $197 (RMB 1.4 million) per year.

In June 2007, the Company entered into another operating lease agreement with SinoBioway, with respect to the expansion of Sinovac Beijing’s production plant in Beijing, China, for an annual lease payment of $297 (RMB 2.0 million). The lease commenced in June 2007 and has a term of 20 years.

In September 2010, the Company entered into another operating lease agreement with SinoBioway with respect to expansion of Sinovac R&D’s business in research and development activities for an annual lease payment of $147 (RMB 1.0 million). The lease commenced on September 30, 2010 and has a term of five years.

On April 8, 2013, the Company entered into three supplemental agreements with SinoBioway, under which the expiration date of three of the four operating lease agreements was extended to April 7, 2033.

As of December 31, 2018, $370 (December 31, 2017 - $391) in prepaid lease payments made to SinoBioway is included in current and long-term prepaid expenses and deposits.